Accrued Expenses and Other Liabilities	6 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 15 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of September 30, 2021 and March 31, 2021:

	September 30, 2021 (Unaudited)	March 31, 2021

Accrued payroll and welfare	$671,285	$463,232
Other payable for leasehold improvements	1,474,377	1,532,075
Accrued professional service expenses	308,211	231,992
Other current liabilities	906,983	819,677
Total	$3,360,856	$3,046,976

As of September 30, 2021 and March 31, 2021, the balances of other current liabilities represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.